Private Placement Warrants (Details) - Schedule of change in fair value of warrant liability - Warrant Liability [Member] $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Private Placement Warrants (Details) - Schedule of change in fair value of warrant liability [Line Items]
Estimated fair value at December 31, 2020	$ 833
Warrant liability assumed from the Business Combination
Change in estimated fair value	(155)
Estimated fair value at June 30, 2021	$ 678